Cash and cash equivalent	12 Months Ended
Dec. 31, 2021
Cash and cash equivalent [Abstract]
Cash and cash equivalent
Note 19.    Cash and cash equivalent

Cash and cash equivalents are as follows:

(In millions of €)	December 31, 2021	December 31, 2020
Cash at bank and in hand	1,510.3	1,867.3
Cash equivalents	2,128.3	1,322.4
TOTAL CASH AND CASH EQUIVALENTS	3,638.6	3,189.7
U.S. dollar (USD)	1,654.2	1,231.5
Euro (EUR)	1,441.0	1,305.4
Chinese yuan renminbi (CNY)	213.1	299.9
Malaysian ringgit (MYR)	46.7	93.2
Azerbaijani manat (AZN)	37.1	32.6
Japanese yen (JPY)	31.0	28.8
Russian ruble (RUB)	28.8	30.7
Pound sterling (GBP)	27.0	43.0
Vietnamese dong (VND)	23.9	20.3
Mexican peso (MXN)	19.1	3.8
Indian rupee (INR)	16.4	7.2
Norwegian krone (NOK)	15.5	15.0
Singapore dollar (SGD)	14.5	3.8
Trinidad and Tobago dollar (TTD)	12.4	14.3
Australian dollar (AUD)	10.9	21.7
Kuwaiti dinar (KWD)	10.3	8.2
Other (less than €10 million individually)	36.7	30.3
TOTAL CASH AND CASH EQUIVALENTS BY CURRENCY	3,638.6	3,189.7

A substantial portion of cash and securities are recorded or invested in either euro or U.S. dollar which are frequently used by the Group within the framework of its commercial relationships. Cash and securities in other currencies correspond either to deposits retained by subsidiaries located in countries where such currencies are the national currencies in order to ensure their own liquidity, or to amounts received from customers prior to the payment of expenses in these same currencies or the payment of dividends. Short-term deposits are classified as cash equivalents along with other securities.